GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.3 Schedule 3

Valuation Report
Run Date - XX/XX/XXXX

LOAN INFORMATION						ORIGINATION VALUES								DESK REVIEW VALUES						UPDATED 2055 VALUES
Recovco Loan ID	Client Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Collateral Underwriter Risk Score
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX						$XXX	$0.00	0.000%	Desk Review	Clear Capital	XX/XX/XXXX						2.4
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX												$XXX	-$86,666.00	-10.000%	Clear Capital	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX												$XXX	-$90,111.00	-10.000%	Clear Capital	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX												$XXX	-$96,666.00	-10.000%	Clear Capital	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX												$XXX	-$90,000.00	-10.000%	Clear Capital	XX/XX/XXXX	Not Applicable
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX						$XXX	$0.00	0.000%	Desk Review	Clear Capital	XX/XX/XXXX						Not Applicable
XXXXXXX	XXXXXXX	XXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX						$XXX	$0.00	0.000%	Desk Review	Clear Capital	XX/XX/XXXX						4.7